Business Combination - Summary of Final Purchase Price Allocation of Assets Acquired and Liabilities Assumed (Details) - USD ($)	Feb. 10, 2021	Jun. 30, 2022	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Business Acquisition [Line Items]
Goodwill		$ 22,093,222	$ 22,168,288	$ 25,453,372	$ 30,104,661
Sprout
Business Acquisition [Line Items]
Cash and cash equivalents	$ 2,862,758
Trade receivables	2,062,773
Inventories	7,705,273
Prepaid expenses and other current assets	178,229
Property and equipment	140,619
Right-of-use asset	892,472
Tradenames	22,364,000
Other assets	5,550,279
Assets acquired	41,756,403
Trade and other payables	5,163,813
Lease liability	892,472
Promissory note	11,446,356
Liabilities assumed	17,502,641
Total identifiable net assets at fair value	24,253,762
Non-controlling interest measured at fair value (49.9%)	(23,497,694)
Goodwill	22,839,437
Purchase price	23,595,505
Business acquisition, cash transferred	6,000,000
Common shares issued, at fair value	$ 17,595,505